EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on February 15, 2012 (Accession No. 0001193125-12-063225), to the Prospectus dated May 1, 2011, for the Class IA/IB Shares of the All Asset Allocation Portfolio, a series of EQ Advisors Trust.